Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Royalty Agreements [Member]
Related Party Transaction [Line Items]
Payments to the related party	$ 0.4	$ 0.5
Amount due to the related party	0.2	0.2
Legal Services [Member]
Related Party Transaction [Line Items]
Payments to the related party	0.5	1.3
Amount due to the related party	0.0	0.1
Financial Advisory Services [Member]
Related Party Transaction [Line Items]
Payments to the related party		$ 1.0
Amount due to the related party